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                                       [NATIONWIDE LIFE INSURANCE COMPANY
                                             OF AMERICA LETTERHEAD]

STEPHEN E. ROTH
DIRECT LINE: 203.383.0158
INTERNET: sroth@sablaw.com


                                        February 19, 2003


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

             Re: Nationwide Life Insurance Company of America Nationwide Provident VLI Separate Account 1 Pre-Effective Amendment No.2 (File No. 333-98629)
                    ------------------------------------------------


Commissioners:

On behalf of Nationwide Life Insurance Company of America (the"Company") and Nationwide Provident VLI Separate Account 1 (the"Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the form of the prospectus and statement of additional information for the variable life insurance policies offered by the Company through the Account that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Securities and Exchange Commission on February 10, 2003.

If you have any questions or comments regarding this filing, please call the undersigned at (202) 383-0158 or Elisabeth Grano at (202) 383-0717.

                                                      Sincerely,

                                                      /s/ Stephen E. Roth

                                                      Stephen E. Roth


cc:  Katherine DePeri, Esq.
     Elisabeth Grano, Esq.